Segments (Tables)	12 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Schedule Of Segment Reporting Information By Segment [Text Block]
Following are the segment results and segment assets for the years ended March 31, 2012, 2013 and 2014.

	2012			2013			2014
	India Online Business	US Publishing Business	Total	India Online Business	US Publishing Business	Total	India Online Business	US Publishing Business	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Revenues from external customers:
Advertising	12,517,461	3,462,646	15,980,107	8,485,560	2,872,638	11,358,198	8,161,964	2,534,345	10,696,309
Fee based services	3,705,761	256,398	3,962,159	4,041,904	258,602	4,300,506	5,206,078	218,410	5,424,488
Total revenues	16,223,222	3,719,044	19,942,266	12,527,464	3,131,240	15,658,704	13,368,042	2,752,755	16,120,797

Cost of revenues (excluding depreciation and amortization)	8,241,612	2,532,509	10,774,121	7,470,935	2,480,949	9,951,884	8,330,948	2,082,116	10,413,064
Segment Results	7,981,610	1,186,535	9,168,145	5,056,529	650,291	5,706,820	5,037,094	670,639	5,707,733
Segment Assets	44,457,954	3,483,912	47,941,866	35,577,371	820,713	36,398,084	24,960,743	2,447,659	27,408,402

Capital expenditure	5,375,763	33,786	5,409,549	2,105,552	2,315	2,107,867	1,469,037	6,325	1,475,362
Depreciation/amortization	3,490,725	9,044	3,499,769	3,651,816	12,560	3,664,376	3,054,173	6,096	3,060,269

Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]
The following is a reconciliation of the segment results to (loss) income before income taxes of the Company for the years ended March 31, 2012, 2013 and 2014.

	2012	2013	2014
	US$	US$	US$

Segment result	9,168,145	5,706,820	5,707,733
Operating expenses (including depreciation and amortization)	(20,005,598)	(19,571,322)	(18,048,045)
Other income, net	3,441,498	2,314,721	4,716,132
Net loss before income taxes and equity in net earnings (loss) of equity method investees	(7,395,955)	(11,549,781)	(7,624,180)

Reconciliation Of Assets From Segment To Consolidated [Text Block]
The following is a reconciliation of the segment assets to the total assets as at March 31, 2013 and 2014.

	As at March 31,
	2013	2014
	US$	US$
India Online business	35,577,371	24,960,743
US Publishing business	820,713	2,447,659
Total segment assets	36,398,084	27,408,402
Investment, at cost	1,404,987	—
Rediff.com India Employee trust	45,931	45,137
Total assets	37,849,002	27,453,539

Revenue From External Customers By Geographic Areas Table [Text Block]
Revenues derived from external customers are as follows:

	Years ended March 31,
	2012	2013	2014
	US$	US$	US$
United States and Canada	3,382,387	3,030,249	3,314,354
India	16,078,008	12,241,845	12,176,561
Rest of the world	481,871	386,610	629,882
Total revenues	19,942,266	15,658,704	16,120,797

Long Lived Assets By Geographic Areas Table [Text Block]	Long-lived assets by location are as follows:
	As of March 31,
	2013	2014
	US$	US$
United States and Canada	45,063	5,912
India	7,657,611	3,565,310
Total	7,702,674	3,571,222